Investment Objectives and Goals - Innovator U.S. Equity Accelerated Plus ETF - January	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Accelerated Plus ETF® – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that are three times those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 15.36% (prior to taking into account management fees and other fees) while approximately matching SPDR® S&P 500® ETF Trust losses, over the period from January 1, 2026 through December 31, 2026.